Property and Equipment	12 Months Ended
Dec. 31, 2014
Property and Equipment

4. Property and Equipment

As of the respective dates shown, property and equipment consisted of the following:

	December 31,
	2014	2013
	(in thousands)
Equipment	$62	$165
Office furniture and fixtures	2,015	2,373
Leasehold improvements	22	22

	2,099	2,560
Less: accumulated depreciation	(1,671)	(1,878)

Property and equipment, net	$428	$682

The Company recorded $254,000, $505,000 and $2,195,000 of depreciation expense for the years ended December 31, 2014, 2013 and 2012, respectively. During the year ended December 31, 2012, the Company closed its laboratory operations and completed two reductions in force (see Note 13). In connection with the reductions in force, the Company sold laboratory equipment and office furniture and fixtures with a book value of $4,000, $519,000 and $1,534,000 for the year ended December 31, 2014, 2013 and 2012, respectively, which resulted in a cumulative gain of $14,000, a cumulative loss of $213,000 and a cumulative gain of $55,000 for the year ended December 31, 2014, 2013 and 2012, respectively.